Leases (Tables)	9 Months Ended
Sep. 30, 2022
Lessee Operating Lease Abstract
Schedule of supplemental cash flow information related to leases
	Nine months ended September 30,
	2022	2021
Cash payments and expenses related to operating leases	(280)	(170)
Operating lease right-of-use assets and liabilities, net	(79)	-

Schedule of maturities of lease liabilities
Operating leases
2022 (three months ended December 31, 2022)	92
2023	371
2024	33
Total lease payments	496

Schedule of supplemental balance sheet information related to operating leases
September 30,
2022
Operating lease right-of-use assets	$536
Current maturities of operating leases	$384
Long-term operating lease liabilities	$73
Weighted average remaining lease term (in years)	1.3
Weighted average discount rate	5.44%